Deposits (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Maturities of time deposits
2012	$ 8,851,935,000
2013	2,222,452,000
2014	641,638,000
2015	1,201,272,000
2016	674,145,000
Time deposits, Balance	13,591,442,000	15,282,550,000
Deposits (Textual) [Abstract]
Time deposits of $100,000 or more	5,250,000,000	5,780,000,000
Interest expense on time deposits of $100,000 or more	86,400,000	100,800,000	112,100,000
Mortgage escrow deposits included in noninterest-bearing demand accounts	$ 98,500,000	$ 97,600,000